Contingencies	12 Months Ended
Dec. 31, 2025
Contingencies
Contingencies

18.Contingencies

Due to the nature of the Company’s operations, various legal and tax matters arise in the ordinary course of business. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. While outcomes of these matters are uncertain, based on the information currently available, the Company does not believe that these matters in aggregate will have a material adverse effect on its consolidated financial position, cash flows or results of operations. In the event that management’s estimate of the future resolution of these matters changes, the Company will recognize the effects of these changes in its consolidated financial statements in the period when such changes occur.